Summary of Significant Accounting Policies (Details) (Peoples Republic Of China [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Peoples Republic Of China [Member]
0-30 days	$ 53,901,989	$ 40,749,342
31-60 days	31,414,463	28,065,490
61-90 days	20,308,652	26,651,442
Greater than 90 days	0	4,012,489
Total	$ 105,625,104	$ 99,478,763
% of total markers receivable	41.00%	41.00%